CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net revenues
Product sales	$ 293,951	$ 262,083	$ 312,332
Services and others	25,930	30,404	11,431
Total net revenues	319,881	292,487	323,763
Cost of revenues
Product sales	189,816	160,566	196,753
Services and others	24,445	28,371	10,601
Total cost of revenues	214,261	188,937	207,354
Gross profit	105,620	103,550	116,409
Operating expenses:
Fulfillment	17,291	17,052	22,419
Selling and marketing	68,891	61,090	91,614
General and administrative	29,605	34,492	41,535
Total operating expenses	115,787	112,634	155,568
Loss from operations	(10,167)	(9,084)	(39,159)
Exchange loss on offshore bank accounts	(89)	(120)	(938)
Interest income	581	518	773
Total other (loss) income	492	(398)	(165)
Loss before income taxes	(9,675)	(8,686)	(39,324)
Income taxes expenses	(81)	(54)	(49)
(Loss) gain from equity method investment	208	17	(34)
Net loss	(9,548)	(8,723)	(39,407)
Net loss attributable to ordinary shareholders	$ (9,548)	$ (8,723)	$ (39,407)
Net loss per ordinary share-basic (in dollars per share)	$ (0.07)	$ (0.07)	$ (0.41)
Net loss per ordinary share-diluted (in dollars per share)	$ (0.07)	$ (0.07)	$ (0.41)